Long-Term Debt - Paycheck Protection Program Loan (Details) - USD ($)			3 Months Ended
	Nov. 15, 2021	Jun. 14, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Feb. 24, 2021	May 05, 2020
Debt Instrument [Line Items]
Debt amount			$ 11,693,878		$ 4,357,201
Long-term debt, current			130,698		4,199,362
Long-term debt			3,330,692		95,982
PPP Loan 2
Debt Instrument [Line Items]
Debt amount	$ 228,019		104,843		118,369	$ 1,158,265
Debt forgiveness amount	930,246
Debt forgiveness amount, interest portion	6,822
Debt instrument, periodic payment	$ 4,605
Debt instrument, interest rate, stated percentage	1.00%
Long-term debt, current			54,447		54,308
Long-term debt			50,396		64,061
Interest expense			863	$ 863
PPP Loan 1
Debt Instrument [Line Items]
Debt amount		$ 285,115	89,035		107,979		$ 1,158,266
Debt forgiveness amount		873,151
Debt forgiveness amount, interest portion		9,823
Debt instrument, periodic payment		$ 6,400
Debt instrument, interest rate, stated percentage		1.00%
Long-term debt, current			76,251		76,058
Long-term debt			12,784		$ 31,921
Interest expense			$ 545	$ 545